WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
WARRANTS
WARRANTS

NOTE 9 – WARRANTS

The 750,000 Hempacco warrants issued to Jerry Halamuda and Dr. Stuart Titus in February 2021 were effectively cancelled on May 21, 2021, as a result of the merger and share exchange between Hempacco and Green Globe International, Inc. but not re-issued by Green Globe International, Inc. until November 11, 2021. The total number of replacement warrants issued was 27,173,925 at a strike price of $0.027600 which is the equivalent of 750,000 warrants exercisable at $1.00 each.

A Black-Scholes valuation discount of $149,831 was initially recorded. The discount was expensed as interest in the three months ended March 31, 2021. No further expense was incurred as a result of the modifications of the warrants to GGII warrants. The valuation discount represents the fair market value as derived by using the Black-Scholes formula, which produced an initial valuation of the Hempacco warrants of $0.4986 per share. The Black-Scholes formula applied to the GGII warrants on June 9, 2021 produced a valuation of $0.0138 per share.

The Black-Scholes model uses the following variables to calculate the value of an option or warrant:

Description		Input Range
(a)	Price of the Issuer’s Security	$1.00-$2.00
(b)	Exercise (strike) price of Security	$0.75-$1.50
(c)	Time to Maturity in years	3 to 5 years
(d)	Annual Risk-Free Rate	1-year T-Bill
(e)	Annualized Volatility (Beta)	59%-493%

On August 11, 2021, The Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of the Company’s common stock for which a listing on NASDAQ has been applied for, the private placement of Hempacco securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). See Note 12 below for further details.

In addition to the other compensation delineated in the agreement, The Company agreed to issue and sell to the Representative (and/or its designees) on the closing date of an IPO or Other Financing as applicable, five-year warrants to purchase shares of the Company’s common stock equal to 7% of the gross offering amount, at an initial exercise price of 150% of the offering price per share in the IPO, or 100% of the offering price in an Other Financing.

On November 23, 2021, The Company entered into a Broker Representation Agreement with a Third Party, whereby Broker would receive a commission of 10% on any Net sales brought to the Company by their efforts or introductions. In particular, as a bonus for introducing a major client, Broker shall be granted 100,000,000 warrants to purchase common stock of Green Globe International, Inc. exercisable at $0.01 each for a period of three years.

The Black-Scholes valuation of the 100,000,000 warrants as of the contract date is $0.0018 per share for a total valuation of $178,317 which has been recorded as a one-time charge to the income statement in the fourth quarter of 2021 due to there being no future performance obligations arising from this warrant award.

NOTE 9 – WARRANTS

The 750,000 Hempacco warrants issued to Jerry Halamuda and Dr. Stuart Titus in February 2021 were effectively cancelled on May 21, 2021, as a result of the merger and share exchange between Hempacco and Green Globe International, Inc. but not re-issued by Green Globe International, Inc. until November 11, 2021. The total number of replacement warrants issued was 27,173,925 at a strike price of $.027600 which is the equivalent of 750,000 warrants exercisable at $1.00 each.

A Black-Scholes valuation discount of $149,831 was initially recorded. The discount was amortized over the warrant term with the balance remaining at the conversion date being expensed to interest. No further expense was incurred as a result of the modifications of the warrants to GGII warrants. The valuation discount represents the fair market value as derived by using the Black-Scholes formula, which produced an initial valuation of the Hempacco warrants of $0.4986 per share. The Black-Scholes formula applied to the GGII warrants on June 9, 2021 produced a valuation of $.0138 per share.

The Black-Scholes model uses the following variables to calculate the value of an option or warrant:

Description	Input Range
a) Price of the Issuer’s Security	$1.00 - $2.00

b) Exercise (strike) price of Security	$0.75 - $1.50

c) Time to Maturity in years	3 to 5 years

d) Annual Risk-Free Rate	2-year T-Bill

e) Annualized Volatility (Beta)	25% - 75%

On August 11, 2021, the Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of the Company’s common stock for which a listing on NASDAQ has been applied for, the private placement of Company securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). See Note 13 below for further details.

In addition to the other compensation delineated in the agreement, the Company agreed to issue and sell to the Representative (and/or its designees) on the closing date of an IPO or Other Financing as applicable, five-year warrants to purchase shares of Company common stock equal to 7% of the gross offering amount, at an initial exercise price of 150% of the offering price per share in the IPO, or 100% of the offering price in an Other Financing.

On November 23, 2021, the Company entered into a Broker Representation Agreement with a third-party sales agent, whereby the sales broker would receive a commission of 10% on any net product sales brought to the Company by their efforts or introductions. In particular, as a bonus for introducing a major client, the broker was to be granted 100,000,000 warrants to purchase common stock of Green Globe International, Inc., exercisable at $0.01 each for a period of three years.

The Black-Scholes valuation of the 100,000,000 warrants as of the contract date is $0.0018 per share for a total valuation of $178,317 which has been recorded as a one-time charge to the income statement due to there being no future performance obligations with respect to the Company arising from this warrant award.

See Note 14 for additional issuances of warrants.